Notes Payable and Long-Term Debt	12 Months Ended
Dec. 31, 2011
Notes Payable and Long-Term Debt
Notes Payable and Long-Term Debt

Note 8

Notes Payable and Long-Term Debt

Notes payable amounting to $16,219,000 and $78,729,000 at December 31, 2011 and 2010, respectively, consisted of obligations due banks on demand or based on Seaboard’s ability and intent to repay within one year. At December 31, 2011, Seaboard had a committed bank line totaling $300,000,000, maturing July 10, 2013, and uncommitted bank lines totaling approximately $182,966,000, of which $132,966,000 of the uncommitted lines relate to foreign subsidiaries. At December 31, 2011, there were no borrowings outstanding under the committed line, and borrowings outstanding under the uncommitted lines totaled $16,219,000, all related to foreign subsidiaries.  The uncommitted borrowings outstanding at December 31, 2011 primarily represented $11,974,000 denominated in South African rand. Also included in notes payable at December 31, 2010 was a term note of $45,000,000 denominated in U.S. dollars related to the Sugar segment in Argentina, which was repaid in November 2011. The weighted average interest rates for outstanding notes payable were 9.34% and 5.79% at December 31, 2011 and 2010, respectively.

At December 31, 2011, Seaboard’s borrowing capacity under its committed and uncommitted lines was reduced by letters of credit (LCs) totaling $48,078,000 and $25,045,000, respectively, primarily including $26,385,000 of LCs for Seaboard’s outstanding Industrial Development Revenue Bonds (IDRBs) and $21,500,000 related to insurance coverages.

The notes payable to banks under the credit lines are unsecured. The lines of credit do not require compensating balances. Facility fees on these agreements are not material.

On September 17, 2010, Seaboard entered into a credit agreement for $114,000,000 at a fixed rate of 5.34% for the financing of a new power generating facility in the Dominican Republic, as discussed in Note 13. The credit facility will mature in December 2021 and is secured by the power generating facility.  At December 31, 2011, $81,318,000 had been borrowed from this credit facility.

The following table is a summary of long-term debt at the end of each year:

	December 31,
(Thousands of dollars)	2011	2010
Private placements:
6.21% senior notes, due 2012	$1,072	$2,143
6.92% senior notes, due 2012	31,000	31,000
Industrial Development Revenue Bonds, floating rates (1.27% - 2.10% at December 31, 2011) due 2014 through 2027	41,800	41,800
Foreign subsidiary obligation, 5.34%, due 2012 through 2021	81,318	16,352
Foreign subsidiary obligation, floating rate	206	221
Capital lease obligations and other	1,856	1,588
	157,252	93,104
Current maturities of long-term debt	(40,885)	(1,697)
Long-term debt, less current maturities	$116,367	$91,407

Of the 2011 foreign subsidiary obligations, $81,318,000 was payable in U.S. dollars and $206,000 was payable in Argentine pesos.  Of the 2010 foreign subsidiary obligations, $16,352,000 was payable in U.S. dollars and $221,000 was payable in Argentine pesos.

The terms of the note agreements pursuant to which the senior notes, IDRBs, bank debt and credit lines were issued require, among other terms, the maintenance of certain ratios and minimum net worth, the most restrictive of which requires consolidated funded debt not to exceed 50% of consolidated total capitalization; an adjusted leverage ratio of less than 3.5 to 1.0; requires the maintenance of consolidated tangible net worth, as defined, of not less than $1,150,000,000, plus 25% of cumulative consolidated net income beginning March 29, 2008; limits aggregate dividend payments to $10,000,000, plus 50% of consolidated net income, less 100% of consolidated net losses beginning January 1, 2002, plus the aggregate amount of Net Proceeds of Capital Stock for such period ($800,000,000 as of December 31, 2011) or $15,000,000 per year under certain circumstances; limits the sum of subsidiary indebtedness and priority indebtedness to 10% of consolidated tangible net worth; and limits Seaboard’s ability to acquire investments and sell assets under certain circumstances. Seaboard is in compliance with all restrictive debt covenants relating to these agreements as of December 31, 2011.

Annual maturities of long-term debt at December 31, 2011 are as follows: $40,885,000 in 2012, $8,688,000 in 2013, $16,085,000 in 2014, $8,132,000 in 2015, $8,132,000 in 2016 and $75,330,000 thereafter.